Share-Based Compensation - Schedule of Changes of Restricted Stock Units (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
RSU [Member]
Schedule of Changes of Restricted Stock Units [Line Items]
Number of shares, Initial balance	911	993
Price, Initial balance	$ 22.4	$ 22
Number of shares, Grants	979	324
Price, Grants	$ 26.8	$ 23.67
Number of shares, Exercised	(187)	(378)
Price, Exercised	$ 21.76	$ 22.25
Number of shares, Shares reissued	(131)	(28)
Price, Shares reissued	$ 21.7	$ 24.99
Number of shares, Ending balance	1,572	911
Price, Ending balance	$ 25.27	$ 22.4
Equity-Based Compensation, Cash-Settled [Member]
Schedule of Changes of Restricted Stock Units [Line Items]
Number of shares, Initial balance	242	377
Price, Initial balance	$ 27.66	$ 23.8
Number of shares, Grants		158
Price, Grants		$ 24.21
Number of shares, Exercised		(196)
Price, Exercised		$ 25.27
Number of shares, Cancelled	(218)	(97)
Price, Cancelled	$ 34.32	$ 22.81
Number of shares, Ending balance	24	242
Price, Ending balance	$ 45.92	$ 27.66